Financial Assets and Liabilities - Financial assets measured at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Marketable debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 73,947	$ 314,896
Marketable debt securities | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	70,947	209,567
Marketable debt securities | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		5,750
Marketable debt securities | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,000	9,253
Marketable debt securities | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		87,626
Marketable debt securities | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		2,700
At fair value
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	831,657	743,306
Total liabilities measured at fair value	24,100	772,796
At fair value | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	23,288	8,058
At fair value | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	812	669
At fair value | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		760,689
At fair value | Interest rate swaps | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		3,380
At fair value | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	555,247	20,966
At fair value | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		4,600
At fair value | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		149,347
At fair value | Marketable debt securities | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	70,294	209,948
At fair value | Marketable debt securities | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		5,752
At fair value | Marketable debt securities | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,000	6,653
At fair value | Marketable debt securities | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		87,948
At fair value | Marketable debt securities | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		2,700
At fair value | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	389	3,333
At fair value | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		124,153
At fair value | Derivatives | Current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	13,296
At fair value | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	30,367	3,147
At fair value | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		2,600
At fair value | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	30,801	110,409
At fair value | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	126,995	11,750
At fair value | Other non-current assets | Non-marketable debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	1,268
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	586,048	131,375
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 1 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 1 | Interest rate swaps | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 1 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	555,247	20,966
At fair value | Level 1 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Marketable debt securities | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Marketable debt securities | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Marketable debt securities | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Marketable debt securities | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Marketable debt securities | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Derivatives | Current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 1 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 1 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	30,801	110,409
At fair value | Level 1 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 1 | Other non-current assets | Non-marketable debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	117,346	476,028
Total liabilities measured at fair value	24,100	12,107
At fair value | Level 2 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	23,288	8,058
At fair value | Level 2 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	812	669
At fair value | Level 2 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 2 | Interest rate swaps | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		3,380
At fair value | Level 2 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		4,600
At fair value | Level 2 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		149,347
At fair value | Level 2 | Marketable debt securities | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	70,294	209,948
At fair value | Level 2 | Marketable debt securities | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		5,752
At fair value | Level 2 | Marketable debt securities | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	3,000	6,653
At fair value | Level 2 | Marketable debt securities | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		87,948
At fair value | Level 2 | Marketable debt securities | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		2,700
At fair value | Level 2 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	389	3,333
At fair value | Level 2 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 2 | Derivatives | Current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	13,296
At fair value | Level 2 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	30,367	3,147
At fair value | Level 2 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		2,600
At fair value | Level 2 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 2 | Other non-current assets | Non-marketable debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	128,263	135,903
Total liabilities measured at fair value	0	760,689
At fair value | Level 3 | Hedging | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Hedging | Derivatives | Non-current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value	0	0
At fair value | Level 3 | Exchangeable feature of Notes | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		760,689
At fair value | Level 3 | Interest rate swaps | Derivatives | Current derivative
Disclosure of fair value measurement of assets [line items]
Total liabilities measured at fair value		0
At fair value | Level 3 | Cash and cash equivalents | Money market funds
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Cash and cash equivalents | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Cash and cash equivalents | Commercial paper
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Marketable debt securities | U.S. treasury securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Marketable debt securities | Agency securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Marketable debt securities | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Marketable debt securities | Corporate debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Marketable debt securities | Municipal securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Derivatives | Current derivative | Hedging
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Derivatives | Current derivative | Capped Call
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		124,153
At fair value | Level 3 | Derivatives | Current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0
At fair value | Level 3 | Derivatives | Non-current derivative | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Certificates of deposit and time deposits
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value		0
At fair value | Level 3 | Other non-current assets | Marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	0	0
At fair value | Level 3 | Other non-current assets | Non-marketable equity securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	126,995	$ 11,750
At fair value | Level 3 | Other non-current assets | Non-marketable debt securities
Disclosure of fair value measurement of assets [line items]
Total assets measured at fair value	$ 1,268